U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

REGISTRATION NO. 2-10699

POST-EFFECTIVE AMENDMENT NO. 103

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-51

POST-EFFECTIVE AMENDMENT NO. 51

SELECTED AMERICAN SHAERES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

Agents For Service:

Thomas D. Tays, Esq.

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

-or-

Arthur Don

Greenberg Traurig LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(312) 456-8438

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	On , pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered: Common Stock of:

Selected American Shares, Inc. (Class S shares and Class D shares))

EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement contains:

XBRL filings for

Selected American Shares, Inc.

Signature Pages

Exhibits:

SELECTED AMERICAN SHARES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 5th day of May 2013.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED AMERICAN SHARES, INC.

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 5, 2013
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and
Douglas Haines	Principal Accounting Officer	May 5, 2013

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(2), and 23(q)(3) of Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

SELECTED AMERICAN SHARES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 5, 2013 by the following persons in the capacities indicated.

Signature	Title

William P. Barr*	Director
William P. Barr

Francisco L. Borges *	Director
Francisco L. Borges

Andrew A. Davis*	Director
Andrew A. Davis

Christopher .C. Davis*	Director
Christopher C. Davis

Katherine L. MacWilliams*	Director
Katherine L. MacWilliams

James J. McMonagle*	Director
James J. McMonagle

Richard C. O’Brien*	Director
Richard C. O’Brien

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 23(q)(1) and 23(q)(4) of Registrant’s registration statement 2-10699 .

/s/Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected American Shares, Inc.